Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended
		Jun. 30, 2025	Jun. 30, 2025
C000219574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	7.74%	12.46%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.76%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		9.91%	11.49%
Morningstar US Mid Cap Blend Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid-Cap Blend Funds Average
Average Annual Return, Percent		10.87%	13.02%

[1]	Commenced operations on July 6, 2020.